UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

NT Equity Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo, President and Principal Executive Officer

NT Equity Long/Short Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND	JUNE 30, 2013 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 94.3%
Emerging Markets – 8.3%
(Cost $4,694,000)
Discovery Global Opportunity Partners, L.P.	$6,179,000
Long/Short Equity – 44.4%
(Cost $29,665,000)
Alysheba QP Fund, L.P.	4,783,000
Broadfin Healthcare Fund, L.P.	3,926,000
Broadway Gate Onshore Fund, L.P.	5,446,000
Consonance Capital, L.P. Cla	1,503,000
Dorsal Capital Partners, L.P.	5,949,000
Lakewood Capital Partners, L.P.	6,330,000
Trian Partners, L.P.	5,206,000
33,143,000
Non-U.S. Equity Hedge – 23.0%
(Cost $15,572,000)
EB Asia Absolute Return Fund Ltd	5,770,000
Pelham Long/Short Fund, L.P.	6,075,000
Zebedee Focus Fund Limited	5,308,000
17,153,000
U.S. Equity Hedge – 18.6%
(Cost $12,818,000)
Black Diamond Thematic, L.P.	7,239,000
The Collectors’ Fund, L.P.	6,642,000
13,881,000
Total Investments in Sub-Funds
(Cost $62,749,000)	$70,356,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 1.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,167,065	$1,167,000
Total Cash Equivalent
(Cost $1,167,000)		$1,167,000
TOTAL INVESTMENTS – 95.9%
(Cost $63,916,000)		$71,523,000
Other Assets less Liabilities – 4.1%		3,042,000
NET ASSETS – 100.0%		$74,565,000

(1) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment manager of the Fund. Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both subsidiaries of Northern Trust Corporation.

(2) At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,543,000 with net sales of approximately $376,000 during the three months ended June 30, 2013.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At June 30, 2013, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Emerging Markets	8.3%
Long/Short Equity	44.4
Non-U.S. Equity Hedge	23.0
U.S. Equity Hedge	18.6
Cash Equivalent and Other Assets Less Liabilities	5.7
Total	100.0%

At June 30, 2013, the NT Equity Long/Short Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 14.8%	$10,911,000	$11,078,000
United States – 79.5%	51,838,000	59,278,000
Total		$70,356,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund may utilize the following valuation technique when Level 3 investments are present: The Fund may value certain investments at fair value, which in turn is based on valuation data obtained from the Sub Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of June 30, 2013.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Emerging Markets	$-	$6,179	$-	$6,179
Long/Short Equity	-	33,143	-	33,143
Non-U.S. Equity Hedge	-	17,153	-	17,153
U.S. Equity Hedge	-	13,881	-	13,881
Cash Equivalent	1,167	-	-	1,167
Total	$1,167	$70,356	$-	$71,523

QUARTERLY REPORT	1	NT EQUITY LONG/SHORT STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND continued	JUNE 30, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2013, there were no transfers between Level 1, Level 2, or Level 3 based on levels assigned to the securities on March 31, 2013.

At June 30, 2013, the estimated cost of investments for federal income tax purpose was $63,916,000. At June 30, 2013, accumulated net unrealized appreciation on investments was $7,607,000 consisting of $7,737,000 gross unrealized appreciation and $130,000 gross unrealized depreciation.

Valuation of Secutities

Investments in Sub-Funds are valued at fair value, as determined by The Northern Trust Company of Connecticut (“NTCC”), pursuant to delegation from the Board of Trustees (the “Board”) of the Fund. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from Northern Trust Investments, Inc. (“NTI”) and from NTCC as recommended to, and approved by, the Fund’s Board.

In determining the month end fair value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor) and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The cash equivalent , which is comprised of the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its net asset value.

NT EQUITY LONG/SHORT STRATEGIES FUND	2	QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Equity Long/Short Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)

Date:	August 27, 2013

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)

Date:	August 27, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	August 27, 2013